Segment information (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Total assets	1,049,165	1,032,005
Switzerland
Segment Reporting Information
Total assets	214,552	185,102
EMEA
Segment Reporting Information
Total assets	277,783	271,001
Americas
Segment Reporting Information
Total assets	469,294	476,808
Asia Pacific
Segment Reporting Information
Total assets	87,536	99,094
Private Banking
Segment Reporting Information
Total assets	350,955	337,496
Investment Banking
Segment Reporting Information
Total assets	804,420	803,613
Asset Management
Segment Reporting Information
Total assets	28,667	27,986
Corporate Center
Segment Reporting Information
Total assets	(139,626)	(143,945)
Noncontrolling interests without SEI
Segment Reporting Information
Total assets	4,749	6,855